INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	$ 0	$ 1
Impairment charge on intangible assets	$ 1